Commitments and Contingencies (Details) - USD ($) $ in Millions		6 Months Ended
	Apr. 23, 2026	Jun. 30, 2026	May 07, 2026
Commitments and Contingencies [Line Items]
Outstanding contractual commitment		$ 15.9
Attorners fees	$ 3.9
Long term debt		4.2
Insurance claims		2.4
Convertible Debentures [Member]
Commitments and Contingencies [Line Items]
Principal amount		$ 20.0	$ 20.0